Segment Reporting (Tables)	3 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Digital Mining Segment
The Company generates its digital mining revenue from one mining pool operator. The Company’s revenue from digital mining is generated in the United States.
For the three months ended March 31, 2022 and 2021, the Company had one supplier of mining equipment.

	Three Months Ended March 31,
	2022	2021
Vendor A	100%	—%
Service and Product Segment
For the three months ended March 31, 2022 and 2021, the service and product business had the following customers that represented more than 10% of revenue.

	Three Months Ended March 31,
	2022	2021
Customer A	21.4%	14.4%
Customer B	11.4%	—%
Customer C	—%	10.2%
The Company’s revenue from service and product is generated primarily in the United States.
At March 31, 2022 and December 31, 2021, the service and product business had the following receivable’s that represented more than 10% of accounts receivable.

	March 31, 2022	December 31, 2021
Customer A	21.8%	26.3%
Customer B	20.8%	25.5%
Customer C	14.4%	—%
Customer D	12.8%	19.6%
Customer E	—%	10.6%